Scudder Variable Series II:

Scudder Aggressive Growth Portfolio                          SVS Davis Venture Value Portfolio
Scudder Blue Chip Portfolio                                  SVS Dreman Financial Services Portfolio
Scudder Large Cap Value Portfolio                            SVS Dreman High Return Equity Portfolio
Scudder Fixed Income Portfolio                               SVS Dreman Small Cap Value Portfolio
Scudder Global Blue Chip Portfolio                           SVS Eagle Focused Large Cap Growth Portfolio
Scudder Government & Agency Securities Portfolio             SVS Focus Value+Growth Portfolio
Scudder Growth Portfolio                                     SVS Index 500 Portfolio
Scudder High Income Portfolio                                SVS INVESCO Dynamic Growth Portfolio
Scudder International Select Equity Portfolio                SVS Janus Growth & Income Portfolio
Scudder Money Market Portfolio                               SVS Janus Growth Opportunities Portfolio
Scudder Small Cap Growth Portfolio                           SVS MFS Strategic Value Portfolio
Scudder Strategic Income Portfolio                           SVS Oak Strategic Equity Portfolio
Scudder Technology Growth Portfolio                          SVS Turner Mid Cap Growth Portfolio
Scudder Total Return Portfolio                               Scudder Templeton Foreign Value Portfolio


The following supplements information presented in the Portfolios Statement of Additional Information under the heading "Investment Restrictions":

Each of the above Portfolios will not acquire securities of registered, open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act of 1940, as amended.





December 22, 2004